Shareholders’ Equity (Details)				6 Months Ended
	Oct. 15, 2025 USD ($) $ / shares shares	Aug. 27, 2025 JPY (¥) ¥ / shares shares	Aug. 27, 2025 USD ($) shares	Oct. 31, 2025 JPY (¥) shares	Oct. 31, 2025 USD ($) $ / shares shares	Oct. 31, 2024 JPY (¥)	Aug. 27, 2025 $ / shares	Apr. 30, 2025 shares
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding | shares					15,252,852			15,076,900
Gross proceeds				¥ 14,779,968	$ 95,943
Ordinary shares				¥ 14,779,968	$ 95,943
Total purchase price | $	$ 5,000,001.76
Exercise of warrants				4.99%	4.99%
Beneficial ownership limitation provisions				9.99%	9.99%
Cash proceeds from issuance of pre-funded warrants				¥ 653,075,244	$ 4,240,000
Pre-Funded Warrants Issued to Several Investors [Member]
Shareholders’ Equity [Line Items]
Aggregate of ordinary shares | shares	12,019,235				12,019,235
Exercise price | $ / shares	$ 0.0001				$ 0.0001
Issuance price | $ / shares	12,019,235				$ 0.416
Ordinary Warrants Issued to Several Investors [Member]
Shareholders’ Equity [Line Items]
Aggregate of ordinary shares | shares					12,019,235
Exercise price | $ / shares	$ 0.544				$ 0.544
Issuance price | $ / shares
Ordinary Warrants Issued to Alexander Capital L.P. [Member]
Shareholders’ Equity [Line Items]
Aggregate of ordinary shares | shares					480,770
Exercise price | $ / shares					$ 0.416
Issuance price | $ / shares
Private Placement [Member]
Shareholders’ Equity [Line Items]
Purchase price | (per share)		¥ 84					$ 0.55
Gross proceeds		¥ 14,779,968	$ 95,943
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares | shares				175,952	175,952
Ordinary shares | ¥				¥ 7,389,984
Cash proceeds from issuance of pre-funded warrants | ¥
Ordinary Shares [Member] | Private Placement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares | shares		175,952	175,952
Additional Paid-in Capital [Member]
Shareholders’ Equity [Line Items]
Ordinary shares | ¥				7,389,984
Cash proceeds from issuance of pre-funded warrants | ¥				¥ 653,075,244